Financial Risk Management Objectives and Policies - Summary of Sensitivity to Reasonably Possible Change in Exchange Rates (Details) - Foreign Currency Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
US$ Strengthens Against RMB
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	5.00%	5.00%	5.00%
Decrease/ (increase) in loss before tax	$ 1,215	$ 678	$ 329
US$ Weakens Against RMB
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	(5.00%)	(5.00%)	(5.00%)
Decrease/ (increase) in loss before tax	$ (1,215)	$ (678)	$ (329)
US$ Strengthens Against EUR
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	5.00%	5.00%	5.00%
Decrease/ (increase) in loss before tax	$ (3,086)	$ (817)	$ 3,310
US$ Weakens Against EUR
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	(5.00%)	(5.00%)	(5.00%)
Decrease/ (increase) in loss before tax	$ 3,086	$ 817	$ (3,310)